EQUITY (Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Proceeds from rights offering		$ 35,085
Ordinary shares [Member]
Class of Stock [Line Items]
Purchase price for two ordinary shares	$ 7.16
Shares issued price per share	$ 3.58
Shares issued	9,874,170	9,874,170
Proceeds from rights offering	$ 35,350
Stock issuance expenses	$ 265